UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6624

        Nuveen New York Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Select Tax-Free Income Portfolio (NXN)
	June 30, 2006
Principal		Optional Call
Amount (000)	Description	Provisions (1)	Ratings (2)	Value

	Consumer Discretionary – 0.1%
$ 100	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BBB–	$100,139
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35

	Consumer Staples – 1.9%
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
500	4.750%, 6/01/22	6/16 at 100.00	BBB	494,040
540	5.000%, 6/01/26	6/16 at 100.00	BBB	529,632

1,040	Total Consumer Staples			1,023,672

	Education and Civic Organizations – 7.2%
1,700	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing	8/12 at 101.00	AAA	1,751,017
	Corporation, University of Buffalo Creekside Project, Series 2002A, 5.000%, 8/01/22 –
	AMBAC Insured
30	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	29,779
	University, Series 2006, 5.000%, 5/01/23
785	Dormitory Authority of the State of New York, Insured Revenue Bonds, Iona College, Series	7/12 at 100.00	AAA	800,276
	2002, 5.000%, 7/01/22 – XLCA Insured
405	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	No Opt. Call	AAA	434,363
	Bonds, City University System, Series 1990C, 7.500%, 7/01/10 – FGIC Insured
100	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A–	100,323
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	100,046
	Francis College, Series 2004, 5.000%, 10/01/34
500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	2/11 at 100.00	A–	510,275
	Greater New York, Series 2002, 5.250%, 8/01/21
200	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	2/09 at 101.00	BBB–	202,744
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System,
	Series 1999, 5.375%, 2/01/19

3,820	Total Education and Civic Organizations			3,928,823

	Health Care – 13.1%
450	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	459,270
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated
	Group, Series 2001:
110	5.375%, 7/01/20	7/11 at 101.00	Ba2	111,774
100	5.500%, 7/01/30	7/11 at 101.00	Ba2	101,247
500	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	508,465
	Center, Series 2006-1, 5.000%, 7/01/35
670	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AAA	692,164
	Center, Series 2003-1, 5.000%, 7/01/21 – MBIA Insured
415	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	440,108
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
250	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	5/13 at 100.00	A3	259,530
	Group, Series 2003, 5.375%, 5/01/23
1,680	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	AAA	1,770,468
	Health System Obligated Group, Series 2001A, 5.250%, 7/01/17 – AMBAC Insured
1,195	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	AAA	1,259,351
	Health System Obligated Group, Series 2001B, 5.250%, 7/01/17 – AMBAC Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	512,395
	Hospital Association, Series 2003A, 5.500%, 7/01/32
750	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	AAA	788,895
	2003A, 5.250%, 2/15/21 – AMBAC Insured
250	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	B2	253,708
	Island University Hospital, Series 2002C, 6.450%, 7/01/32

6,870	Total Health Care			7,157,375

	Housing/Multifamily – 5.1%
1,000	East Rochester Housing Authority, New York, Revenue Bonds, GNMA/FHA-Secured Revenue Bonds, St.	12/12 at 103.00	AAA	1,057,770
	Mary’s Residence Project, Series 2002A, 5.375%, 12/20/22
1,000	New Hartford-Sunset Woods Funding Corporation, New York, FHA-Insured Mortgage Revenue Bonds,	8/12 at 101.00	AAA	1,050,820
	Sunset Woods Apartments II Project, Series 2002, 5.350%, 2/01/20
250	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	258,330
	Series 2004A, 5.250%, 11/01/30
160	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	11/15 at 100.00	AA	157,622
	Series 2005F-1, 4.750%, 11/01/35
295	New York State Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds,	8/06 at 100.00	AAA	295,392
	Series 1992C, 6.450%, 8/15/14 – MBIA Insured

2,705	Total Housing/Multifamily			2,819,934

	Housing/Single Family – 8.3%
2,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 101, 5.000%, 10/01/18	10/11 at 100.00	Aa1	2,017,760
	(Alternative Minimum Tax)
2,500	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-First Series A, 5.300%,	4/11 at 100.00	Aaa	2,526,025
	10/01/31 (Alternative Minimum Tax)

4,500	Total Housing/Single Family			4,543,785

	Long-Term Care – 9.3%
2,000	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	8/11 at 101.00	AAA	2,046,760
	Norwegian Christian Home and Health Center, Series 2001, 5.200%, 8/01/36 – MBIA Insured
50	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	7/15 at 100.00	A	49,810
	5.000%, 7/01/35 – ACA Insured
2,000	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Refunding Bonds,	8/12 at 101.00	AAA	2,023,420
	Jewish Home of Rochester, Series 2002, 4.625%, 2/15/17
1,000	New York City Industrial Development Agency, New York, GNMA Collateralized Mortgage Revenue	11/12 at 101.00	AA+	1,003,560
	Bonds, Eger Harbor House Inc., Series 2002A, 4.950%, 11/20/32

5,050	Total Long-Term Care			5,123,550

	Tax Obligation/General – 6.3%
	Clarkstown, Rickland County, New York, Various Purposes Serial Bonds, Series 1992:
505	5.600%, 6/15/10 – AMBAC Insured	No Opt. Call	AAA	536,542
525	5.600%, 6/15/11 – AMBAC Insured	No Opt. Call	AAA	563,871
525	5.600%, 6/15/12 – AMBAC Insured	No Opt. Call	AAA	572,240
300	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	A+	316,596
500	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/19 –	11/14 at 100.00	AAA	520,010
	FSA Insured
200	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AAA	207,902
	FGIC Insured
225	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 –	8/15 at 100.00	AAA	236,596
	FSA Insured
500	West Islip Union Free School District, Suffolk County, New York, General Obligation Bonds,	10/15 at 100.00	Aaa	527,430
	Series 2005, 5.000%, 10/01/16 – FSA Insured

3,280	Total Tax Obligation/General			3,481,187

	Tax Obligation/Limited – 13.4%
600	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.000%, 11/01/23	11/13 at 100.00	AAA	618,306
300	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	No Opt. Call	AAA	316,533
	Improvements, Series 2005D-1, 5.000%, 2/15/15 – FGIC Insured
500	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AAA	550,910
	City School District, Series 2004, 5.750%, 5/01/26 – FSA Insured
500	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AAA	537,050
	Series 2002A, 5.500%, 1/01/20 – MBIA Insured
95	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series	11/06 at 101.00	AAA	96,394
	2001A-2, 5.125%, 11/15/21 – AMBAC Insured
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
250	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	258,118
200	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	206,214
1,225	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	1,258,810
670	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	687,159
	Series 2003E, 5.000%, 2/01/23
250	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	4/14 at 100.00	AAA	258,335
	Series 2004, 5.000%, 4/01/21 – MBIA Insured
570	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	No Opt. Call	AAA	633,829
	Series 2005B, 5.500%, 4/01/20 – AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
1,000	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AAA	1,050,560
250	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AAA	262,335
500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	530,495
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
60	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E,	No Opt. Call	AA–	63,814
	7.250%, 1/01/10

6,970	Total Tax Obligation/Limited			7,328,862

	Transportation – 3.8%
400	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	BBB+	418,508
500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,	No Opt. Call	AAA	530,235
	5.000%, 11/15/15 – FGIC Insured
50	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	AAA	51,164
	AMBAC Insured
	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
100	5.000%, 1/01/30 – FSA Insured	7/15 at 100.00	AAA	102,662
600	5.000%, 1/01/32 – FSA Insured	7/15 at 100.00	AAA	614,640
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
250	5.000%, 12/01/19 – FSA Insured	6/15 at 101.00	AAA	262,183
105	5.000%, 12/01/31 – XLCA Insured	6/15 at 101.00	AAA	107,527

2,005	Total Transportation			2,086,919

	U.S. Guaranteed – 11.6% (3)
1,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Rochester Institute of	7/07 at 101.00	AAA	1,024,610
	Technology, Series 1997, 5.250%, 7/01/22 (Pre-refunded 7/01/07) – MBIA Insured
1,240	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	AAA	1,459,530
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
320	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	331,014
	5.125%, 12/01/22 (Pre-refunded 6/01/08) – FSA Insured
750	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	4/13 at 100.00	AAA	805,177
	Series 2003A, 5.250%, 4/01/23 (Pre-refunded 4/01/13) – MBIA Insured
1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State	3/13 at 100.00	AAA	1,087,860
	Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/21 (Pre-refunded 3/15/13) – FGIC Insured
485	Suffolk County Water Authority, New York, Water Revenue Bonds, Series 1986V, 6.750%,	No Opt. Call	AAA	530,309
	6/01/12 (ETM)
1,040	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2002-1, 5.500%, 7/15/24	7/12 at 100.00	AAA	1,107,070
	(Pre-refunded 7/15/12)

5,835	Total U.S. Guaranteed			6,345,570

	Utilities – 6.6%
680	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	699,135
	5.125%, 12/01/22 – FSA Insured
1,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C,	9/13 at 100.00	AAA	1,044,490
	5.000%, 9/01/16 – CIFG Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
570	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AAA	589,124
430	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AAA	443,042
500	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New	3/08 at 101.50	AAA	494,815
	York State Electric and Gas Corporation, Series 2005A, 4.100%, 3/15/15 – MBIA Insured
250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa3	259,653
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory
	put 11/15/12) (Alternative Minimum Tax)
60	Westchester County Industrial Development Agency, Westchester County, New York, Resource	7/07 at 101.00	BBB	61,114
	Recovery Revenue Bonds, RESCO Company, Series 1996, 5.500%, 7/01/09 (Alternative Minimum Tax)

3,490	Total Utilities			3,591,373

	Water and Sewer – 12.2%
2,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	AA+	2,548,096
	Bonds, Fiscal Series 2001C, 5.125%, 6/15/33
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Loan,
	Series 2002B:
2,000	5.250%, 6/15/19	6/12 at 100.00	AAA	2,122,080
2,000	5.000%, 6/15/27	6/12 at 100.00	AAA	2,040,720

6,500	Total Water and Sewer			6,710,896

$ 52,165	Total Investments (cost $53,118,840) – 98.9%			54,242,085

	Other Assets Less Liabilities – 1.1%			586,584

	Net Assets – 100%			$54,828,669

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(2)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard
& Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At June 30, 2006, the cost of investments was $53,113,872.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2006, were as follows:

Gross unrealized:
Appreciation	$1,320,002
Depreciation	(191,789)

Net unrealized appreciation (depreciation) of investments	$1,128,213

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Select Tax-Free Income Portfolio

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         August 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        August 28, 2006

* Print the name and title of each signing officer under his or her signature.